Income Taxes (Details) - Schedule of components of deferred income tax assets and liabilities - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Schedule Of Components Of Deferred Income Tax Assets And Liabilities Abstract
Canadian statutory income tax rate	27.00%	27.00%	27.00%
Income tax recovery at statutory rate	$ (2,540,729)	$ (1,052,847)	$ (111,485)
Tax effect of:
Permanent differences and other	457,916	(4,443)	(14,070)
Tax rate difference for foreign jurisdiction	76,673	54,848
Change in unrecognized deferred income tax assets	2,046,894	1,002,442	125,555
Income tax provision	$ 40,754